Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Equity Method Investments Table

As at	December 31, 2025	December 31, 2024
Interest in joint venture	385,534	413,124

Disclosure of joint ventures

The following table summarizes the carrying amount of the Company’s interest in the joint venture:

Carrying amount
Balance at December 31, 2023	538,331
Capital refunds	(168)
Share of net loss	(65,459)
Share of other comprehensive income (taxes at 23%)	40,893
Distributions	(100,473)
Balance at December 31, 2024	413,124
Share of net loss	(3,605)
Share of other comprehensive loss	(19,233)
Distributions	(4,752)
Balance at December 31, 2025	385,534

Summary of Financial Information of SunStream

The following table summarizes the financial information of SunStream:

As at	December 31, 2025	December 31, 2024
Current assets (including cash and cash equivalents - 2025: $0.7 million, 2024: $0.9 million)	5,021	1,943
Non-current assets	377,137	408,233
Current liabilities	(1,047)	(762)
Net assets (liabilities) (100%)	381,111	409,414

Year ended December 31	2025	2024
(Loss) revenue	(1,056)	(61,916)
(Loss) profit from operations	(3,034)	(64,669)
Other comprehensive (loss) income	(19,233)	40,893
Total comprehensive loss	(22,080)	(23,747)